Consolidated Statements of Loss $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($) $ / shares shares
Consolidated Statements of Loss
Sales revenue	$ 181,231
Cost of goods sold	(92,335)
Gross profit	88,896
Operating expenses
Sales expenses and commissions	(2,485)
General and administrative expenses	(54,398)
Other operating income (expenses),net	(6,657)
Settlement of founder's royalty option	0
Stock-based compensation	(46,990)
Operating loss before financial results and income taxes	(21,634)
Financial income (expenses), net	(9,893)
Loss before income tax and social contribution	(31,527)
Income tax and social contribution - current	(8,979)
Income tax and social contribution - deferred	2,260
Net loss for the year	$ (38,246)
Loss per common share
Basic net loss per common share | $ / shares	$ (0.35)
Diluted net loss per common share | $ / shares	$ (0.35)
Weighted average number of common shares outstanding - basic | shares	107,985,916
Weighted average number of common shares outstanding - diluted | shares	107,985,916